Earnings and Dividends Per Common Share	12 Months Ended
Dec. 31, 2025
Earnings Per Share [Abstract]
Earnings and Dividends Per Common Share

Note 23: Earnings and Dividends Per Common Share
Table 23.1 shows earnings per common share and diluted earnings per common share and reconciles the numerator and denominator of both earnings per common share calculations.

Table 23.1: Earnings Per Common Share Calculations

	Year ended December 31,
(in millions, except per share amounts)	2025	2024	2023
Wells Fargo net income	$21,338	19,722	19,142
Less: Preferred stock dividends and other (1)	1,053	1,116	1,160
Wells Fargo net income applicable to common stock (numerator)	$20,285	18,606	17,982
Earnings per common share
Average common shares outstanding (denominator)	3,201.8	3,426.1	3,688.3
Per share	$6.34	5.43	4.88
Diluted earnings per common share
Average common shares outstanding	3,201.8	3,426.1	3,688.3
Add: Stock-based compensation awards (2)	40.5	41.5	32.1
Diluted average common shares outstanding (denominator)	3,242.3	3,467.6	3,720.4
Per share	$6.26	5.37	4.83
(1)Includes costs associated with any preferred stock redemption.
(2)Stock-based compensation may include restricted share rights, performance share awards, and stock options. Dilution effect calculated using the treasury stock method.
Table 23.2 presents the outstanding securities that were anti-dilutive and therefore not included in the calculation of diluted earnings per common share.
Table 23.2: Outstanding Anti-Dilutive Securities

	Weighted-average shares
	Year ended December 31,
(in millions)	2025	2024	2023
Convertible Preferred Stock, Series L (1)	25.3	25.3	25.3
Stock-based compensation awards (2)	0.9	0.1	0.1
(1)    Calculated using the if-converted method.
(2)    Calculated using the treasury stock method.
Table 23.3 presents dividends declared per common share.
Table 23.3: Dividends Declared Per Common Share

	Year ended December 31,
	2025	2024	2023
Per common share	$1.70	1.50	1.30